Investments - Summary of Equity Method Investments Non-current (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₨ 15,647	₨ 14,963
Investments in equity instruments designated at fair value through profit or loss	3,773	1,976
Tricentis Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	2,764	2,698
YugaByte, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	2,161	1,993
Immuta, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,390	740
Investments in equity instruments designated at fair value through profit or loss	82	0
TLV Partners, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,318	1,209
Vectra Networks, Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,153	1,064
CyCognito Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,060	977
Investments in equity instruments designated at fair value through profit or loss	247	227
TLV Partners II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	801	774
Incorta Inc, Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	772	712
B Capital Fund II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	517	493
Work-Bench Ventures II-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	491	413
TLV Partners III, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	354	288
Boldstart Ventures IV, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	343	379
Boldstart Opportunities II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	321	296
Avaamo Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	283	261
Glilot Capital Partners III L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	255	289
Vulcan Cyber Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	247	227
Sealights Technologies Ltd [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	197	182
Investments in equity instruments designated at fair value through profit or loss	123	114
Netspring Data, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	164	152
Spartan Radar [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	164	0
Headspin Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	158	145
Investments in equity instruments designated at fair value through profit or loss	164	0
Moogsoft (Herd) Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	144	133
Kognitos, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	123	0
Kibsi, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	123	0
Squadcast, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	99	91
Harte Hanks Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	66	575
Wep Peripherals Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	58	60
Work-Bench Ventures III-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	50	33
Wep Solutions Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	33	41
Altizon Systems Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	19	19
Investments in equity instruments designated at fair value through profit or loss	10	10
Drivestream India Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	19	19
Tradeshift Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	379
Vicarious FPC, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	321
Securonix, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	822	0
Lilt, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	411	378
YugaByte, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	387	357
Nexus Ventures Partner's VI, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	298	189
Functionize, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	214	152
SYN Ventures Fund L P [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	188	118
vFunction Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	164	152
Incorta Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	98	90
ShiftLeft, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	163	0
TLV Partners IV, L.P. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	133	60
Boldstart Opportunities III, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	77	55
Glilot Capital Partners IV, L.P [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	49	32
Sorenson Ventures, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	97	42
SYN Ventures Fund II LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	₨ 46	₨ 0